Related party transactions and balances - Transactions with the major related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions and balances
Proceeds of borrowing from related parties			¥ 50,000
Repayment of borrowings from related parties			50,000
Payment of deposit for capital lease to a related party			8,600
Proceeds of deposit refund from a related party			8,600
ZMI
Related party transactions and balances
Purchase of power banks and cabinets from related parties	¥ 18,306	¥ 154,127	233,605
People Better
Related party transactions and balances
Proceeds of borrowing from related parties			50,000
Repayment of borrowings from related parties			50,000
Payment of deposit for capital lease to a related party			8,600
Proceeds of deposit refund from a related party			8,600
Payment of interest to related parties			¥ 1,032